Audit and Other Services - Summary of Audit and Other Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual accounts	£ 13.9	£ 11.8	£ 11.2
Audit of the Santander UK group's subsidiaries	0.6	0.7	0.9
Total group audit fees	14.5	12.5	12.1
Non-audit fees:
Audit-related assurance services	0.7	0.6	0.8
Other assurance services	0.5	0.3	0.1
Other non-audit services	0.1	0.0	0.2
Total non-audit fees	1.3	0.9	1.1
Prior year audit services
Non-audit fees:
Auditors fee	£ 0.7	£ 0.6	£ 1.2